UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

312 East 22nd Street, #2B, New York, NY  10010

 (Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

312 East 22nd Street, #2B, New York, NY  10010

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: December 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

FRANK FUNDS

SEMI-ANNUAL REPORT

FRANK VALUE FUND

LEIGH BALDWIN TOTAL RETURN FUND

December 31, 2010

(Unaudited)

VALUE FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2010 (UNAUDITED)

The following chart gives a visual breakdown of the Frank Value Fund (the “Value Fund”) by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

BALDWIN FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2010 (UNAUDITED)

The following chart gives a visual breakdown of the Leigh Baldwin Total Return Fund (the “Baldwin Fund”) by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

VALUE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010 (UNAUDITED)

Shares		Value

COMMON STOCKS - 97.67%

Apparel & Other Finished Products of Fabrics & Similar Material - 2.39%
7,645	True Religion Apparel, Inc. *	$ 170,178

Communications Services, NEC - 2.35%
6,428	Neustar Inc. Class A *	167,449

Computer Communications Equipment - 3.52%
12,379	Cisco Systems, Inc. *	250,427

Electronic Computers - 2.36%
12,399	Dell, Inc. *	168,006

Finance Services - 2.38%
3,940	American Express Co.	169,105

Hospital & Medical Service Plans - 8.78%
4,744	Humana, Inc. *	259,687
5,305	WellCare Health Plans, Inc. *	160,317
3,600	Wellpoint, Inc. *	204,696
		624,700
Pharmaceutical Preparations - 10.08%
26,887	Pfizer, Inc.	470,791
20,638	Prestige Brands Holdings, Inc. *	246,624
		717,415
Retail-Apparel & Accessory Stores - 6.25%
6,769	Aeropostale Inc. *	166,788
7,119	DSW, Inc. Class A *	278,353
		445,141
Retail-Computer & Computer Software Stores - 2.09%
6,513	GameStop Corp. Class A *	149,017

Retail-Drug Stores & Proprietary Stores - 3.75%
15,004	PetMed Express, Inc.	267,221

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2010 (UNAUDITED)

Shares		Value

Retail-Radio, TV & Consumer Electronics Stores - 2.52%
5,239	Best Buy Co., Inc.	179,645

Semiconductors & Related Devices - 4.49%
15,200	Intel Corp.	319,656

Services-Advertising Agencies - 3.03%
13,448	Valueclick, Inc. *	215,571

Services-Business Services, NEC - 8.30%
10,640	eBay, Inc. *	296,111
15,889	Western Union Co.	295,059
		591,170
Services-Computer Programming, Date Processing, ETC - 5.32%
638	Google Inc. Class A *	378,953

Services-Consumer Credit Reporting, Collection Agencies - 2.47%
2,142	Dun & Bradstreet	175,837

Services-Engineering, Accounting, Research, Management - 5.20%
5,854	Forrester Research, Inc. *	206,588
10,320	SAIC, Inc. *	163,675
		370,263
Services-Mailing, Reproduction, Commercial Art & Photography - 1.32%
12,407	American Reprographics Co. *	94,169

Services-Management Consulting - 2.94%
5,575	Corporate Executive Board Co.	209,341

Services-Personal Services - 5.70%
13,705	H.R. Block, Inc.	163,227
6,466	Weight Watchers International, Inc.	242,410
		405,637

* Non-income producing securities during the period.

Shares		Value

Services-Prepackaged Software - 7.57%
7,138	CA Technologies, Inc.	174,453
13,074	Microsoft Corp.	364,895
		539,348
Telegraph & Other Message Communications - 4.86%
11,951	J2 Global Communications, Inc. *	345,983

TOTAL FOR COMMON STOCKS (Cost $6,317,545) - 97.67%		6,954,232

SHORT TERM INVESTMENTS - 2.45%
174,401	Fidelity Institutional Money Market Portfolio 0.25% **	174,401

TOTAL FOR SHORT TERM INVESTMENTS (Cost $174,401)-2.45%		174,401

TOTAL INVESTMENTS (Cost $6,491,946) - 100.12%		7,128,633

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.12)%		(8,230)

NET ASSETS - 100.00%		$ 7,120,403

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at December 31, 2010.

The accompanying notes are an integral part of these financial statements.

VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of December 31, 2010, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 6,954,232	-	-	$ 6,954,232
Short-Term Investments:
Fidelity Institutional Money Market Portfolio	174,401	-	-	174,401
	$ 7,128,633	-	-	$ 7,128,633

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010 (UNAUDITED)

Shares		Value

COMMON STOCKS - 74.76%

Crude Petroleum & Natural Gas - 5.54%
5,600	Petroleo Brasileiro S.A. (Brazil) *	$ 211,904

Finance Services - 1.64%
8,000	Oneida Financial Corp.	62,800

Fruit, Vegetable, & Food Specialties - 4.40%
3,400	Heinz Co.	168,164

Grain Mill Products - 9.46%
5,000	General Mills, Inc.	177,950
3,600	Kellogg Co.	183,888
		361,838
Guided Missiles & Space Vehicles & Parts - 4.57%
2,500	Lockheed Martin Corp.	174,775

Petroleum Refining - 2.00%
2,000	Suncor Energy, Inc.	76,580

Pharmaceutical Preparations - 9.43%
7,000	Bristol Myers Squibb Co.	185,360
10,000	Pfizer, Inc.	175,100
		360,460
Pumps & Pumping Equipment - 4.09%
3,000	ITT Corp.	156,330

Retail-Drug Stores and Proprietary Stores - 3.06%
3,000	Walgreen Co.	116,880

Security Brokers, Dealers & Flotation Companies - 4.48%
10,000	Schwab Corp.	171,100

Semiconductors & Related Devices - 4.95%
9,000	Intel Corp.	189,270

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2010 (UNAUDITED)

Shares		Value

Services-Motion Picture & Video Tape Production - 6.73%
3,000	Dreamworks Animation SKG, Inc. *	88,410
4,500	Walt Disney Co.	168,795
		257,205
Services-Prepackaged Software - 4.75%
6,500	Microsoft Corp.	181,415

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 5.05%
3,000	Procter & Gamble Co.	192,990

Telephone Communications (No Radio Telephone) - 4.61%
6,000	AT&T Corp.	176,280

TOTAL FOR COMMON STOCKS (Cost $2,874,771) - 74.76%		2,857,991

EXCHANGE TRADED FUNDS - 4.55%
5,000	Aberdeen Asia Pacific Fund	33,750
5,000	Direxion Large Cap Bear 3X Shares *	43,850
5,000	The Gabelli Global Gold, Natural Resources & Income Trust	96,350
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $171,287) - 3.89%		173,950

REITS - 4.22%
9,000	Annaly Capital Management, Inc.	161,280
TOTAL FOR REITS (Cost $162,575) - 3.61%		161,280

Underlying Security
Expiration Date/Exercise Price

PUT OPTIONS - 2.93% *
Shares Subject
to Put
	Annaly Capital Management, Inc.
8,500	January 2012 Put @ $15.00	9,180

	AT&T Corp.
5,500	January 2012 Put @ $20.00	2,640

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2010 (UNAUDITED)

Shares		Value

	Bristol-Myers Squibb Co.
6,000	January 2012 Put @ $20.00	4,980

	Disney Enterprises, Inc.
4,500	January 2012 Put @ $25.00	3,645

	Exxon Mobil Corp.
2,600	January 2012 Put @ $52.50	4,264

	General Electric Co.
10,000	January 2012 Put @ $15.00	9,800

	General Mills, Inc.
4,400	January 2012 Put @ $30.00	6,292

	Heinz Co.
3,400	January 2012 Put @ $40.00	2,890

	Intel Corp.
8,500	January 2012 Put @ $15.00	4,930

	ITT Corp.
2,700	January 2011 Put @ $45.00	189

	Kellogg Co.
3,000	January 2012 Put @ $40.00	2,400

	Lockheed Martin Corp.
2,500	January 2012 Put @ $65.00	14,000

	Microsoft Corp.
6,500	January 2012 Put @ $22.50	8,385

	Molson Coors Brewing Co.
3,000	January 2011 Put @ $35.00	-

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2010 (UNAUDITED)

Shares		Value

	Paychex, Inc.
5,700	January 2012 Put @ $25.00	6,270

	Petroleo Brasileiro S.A. (Brazil)
5,600	January 2012 Put @ $30.00	11,424

	Pfizer, Inc.
10,000	January 2012 Put @ $12.50	4,500

	Philip Morris International, Inc.
3,500	January 2012 Put @ $40.00	4,515

	Procter & Gamble Co.
2,500	January 2012 Put @ $50.00	3,725

	Schwab Corp.
10,000	January 2012 Put @ $12.50	5,500

	Walgreen Co.
5,500	January 2012 Put @ $22.50	2,530

	Total (Premiums Paid $268,288) - 2.93%	112,059

SHORT TERM INVESTMENTS - 10.68%
408,296	Fidelity Government Fund Class-I 0.03% **	408,296

TOTAL FOR SHORT TERM INVESTMENTS-(Cost $408,296) 10.68%		408,296

TOTAL INVESTMENTS (Cost $3,885,217) - 97.14%		3,713,576

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.86%		109,435

NET ASSETS - 100.00%		$ 3,823,011

** Variable rate security; the coupon rate shown represents the yield at December 31, 2010.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF CALL OPTIONS WRITTEN

DECEMBER 31, 2010 (UNAUDITED)

CALL OPTIONS WRITTEN *

Underlying Security	Shares Subject
Expiration Date/Exercise Price	to Call	Value

Annaly Capital Management, Inc.
January 2011 Call @ $17.50	9,000	$ 4,950

AT&T Corp.
January 2011 Call @ $29.00	6,000	2,700

Bristol-Meyers Squibb Co.
February 2011 Call @ $26.00	7,000	6,160

Direxion Large Cap Bear 3X Shares
January 2011 Call @ $13.00	5,000	500

Disney Enterprises, Inc.
January 2011 Call @ $37.00	4,500	4,365

Dreamworks Animation SKG, Inc.
January 2011 Call @ $35.00	3,000	300

General Electric Co.
December 2010 Call @ $18.00	10,000	2,400

General Mills, Inc.
January 2011 Call @ $36.25	5,000	1,000

Heinz Co.
January 2011 Call @ $50.00	3,400	1,530

Intel Corp.
January 2011 Call @ $21.00	9,000	4,680

ITT Corp.
January 2011 Call @ $50.00	3000	7,200

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF CALL OPTIONS WRITTEN (CONTINUED)

DECEMBER 31, 2010 (UNAUDITED)

CALL OPTIONS WRITTEN *

Underlying Security	Shares Subject
Expiration Date/Exercise Price	to Call	Value

Kellogg Co.
January 2011 Call @ $50.00	3,600	5,220

Lockheed Martin Corp.
January 2011 Call @ $70.00	2,500	2,625

Pfizer, Inc.
January 2011 Call @ $17.50	10,000	3,500

Procter & Gamble Co.
January 2011 Call @ $65.00	3,000	1,230

Petroleo Brasileiro S.A. (Brazil)
January 2011 Call @ $35.00	5,600	17,080

Schwab Corp.
January 2011 Call @ $17.50	10,000	2,500

Suncor Energy, Inc.
January 2011 Call @ $36.00	2,000	5,400

Walgreen Co.
January 2011 Call @ $37.00	3,000	6,630

Total (Premiums Received $54,490)		$ 79,970

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF CALL OPTIONS WRITTEN (CONTINUED)

DECEMBER 31, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
(Assets)
Common Stocks	$2,857,991	-	-	$ 2,724,250
Exchange Traded Funds	$ 173,950	-	-	$ 129,430
Real Estate Investment Trusts	$ 161,280	-	-	$ 120,050
Put Options	$ 112,059	-	-	$ 242,400
Short-Term Investments:
Fidelity Government Fund Class-I	$ 408,296	-	-	$ 174,313
Total	$3,713,576	-	-	$ 3,390,443

Investments in Securities Sold Short	Level 1	Level 2	Level 3	Total
(Liabilities)
Call Options	$ 79,970	-	-	$ 23,122
Total	$ 79,970	-	-	$ 23,122

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010 (UNAUDITED)

	Value Fund	Baldwin Fund
Assets:
Investments in Securities, at Value (Cost $6,491,946 and $3,885,217)	$ 7,128,633	$ 3,713,576
Receivables:
Dividends and Interest	3,968	11,149
Due from Adviser	-	6,157
Securities Sold	-	524,200
Prepaid Expenses	-	12,283
Total Assets	7,132,601	4,267,365
Liabilities:
Covered Call Options Written at Fair Market Value (premiums received $0 and $54,490)
	-	79,970
Payables:
Accrued Management Fees	5,958	-
Securities Purchased	-	342,294
Other Accrued Expenses	6,240	22,090
Total Liabilities	12,198	444,354

Net Assets	$ 7,120,403	$ 3,823,011

Net Assets Consist of:
Paid In Capital	$ 6,643,434	$ 4,060,688
Accumulated Undistributed Net Investment Income	5,885	14,251
Accumulated Undistributed Realized Loss on Investments	(165,603)	(54,807)
Unrealized Appreciation (Depreciation) in Value of Investments	636,687	(197,121)
Net Assets, for 689,691 and 451,862 Shares Outstanding, respectively	$ 7,120,403	$ 3,823,011

Net Asset Value Per Share		$ 8.46

Short-term Redemption Price Per Share ($8.46 x 0.98) *		$ 8.29

* The Funds will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010 (UNAUDITED)

Investor Class:	Value Fund

Net Assets	$ 6,877,628

Shares outstanding (unlimited number of shares authorized with no par value)	666,125

Net Asset Value	$ 10.32

Short-term Redemption Price Per Share ($10.32 x 0.98) *	$ 10.11

Class C:

Net Assets	$ 232,536

Shares outstanding (unlimited number of shares authorized with no par value)	22,572

Net Asset Value	$ 10.30

Short-term Redemption Price Per Share ($10.30 x 0.98) *	$ 10.09

Institutional Class:

Net Assets	$ 10,239

Shares outstanding (unlimited number of shares authorized with no par value)	994

Net Asset Value, Redemption Price and Offering Price Per Share	$ 10.30

Short-term Redemption Price Per Share ($10.30 x 0.98) *	$ 10.09

* The Funds will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

STATEMENT OF OPERATIONS

        FOR THE SIX MONTHS ENDED DECEMBER 31, 2010 (UNAUDITED)

	Value Fund	Baldwin Fund
Investment Income:
Dividends (a)	$ 47,034	$ 62,557
Interest	390	66
Total Investment Income	47,424	62,623

Expenses:
Advisory Fees (Note 3)	32,235	8,111
Administration Fees (Note 4)	4,447	30,246
Transfer Agent Fees	-	6,033
Miscellaneous Expenses	-	37
Audit Fees	-	3,781
Distribution Fees (Class C - $389 and Investor Class - $4,346)	4,735	18,024
Legal Fees	-	4,033
Custody Fees	-	9,439
Trustee Expense	-	605
Printing and Mailing Expense	-	276
Registration Fees	-	1,261
Total Expenses	41,417	81,846
Fees Waived and Reimbursed by the Advisor	-	(50,304)
Net Expenses	41,417	31,542

Net Investment Income	6,007	31,081

Realized and Unrealized Gain (Loss) on:
Realized Gain (Loss) on Investments	20,455	(53,772)
Realized Gain on Options	-	112,672
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,047,689	354,590
Options	-	(242,932)
Realized and Unrealized Gain on Investments and Options	1,068,144	170,558

Net Increase in Net Assets Resulting from Operations	$ 1,074,151	$ 201,639

(a) net of foreign withholding taxes of $478 - Baldwin Fund

The accompanying notes are an integral part of these financial statements.

VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	Year
	Ended	Ended
	12/31/2010	6/30/2010
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ 6,007	$ (16,359)
Net Realized Gain on Investments	20,455	4,291
Unrealized Appreciation (Depreciation) on Investments	1,047,689	(268,866)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,074,151	(280,934)

Distributions to Shareholders:
Net Investment Income - Class C	(95)	-
Net Investment Income - Institutional Class	(27)	-
Realized Gains	-	-
Total Distributions Paid to Shareholders	(122)	-

Capital Share Transactions (Note 5)	1,739,236	3,704,827

Total Increase in Net Assets	2,813,265	3,423,893

Net Assets:
Beginning of Period	4,307,138	883,245

End of Period (Including Undistributed Net Investment Income of $5,885 and $0, respectively)	$ 7,120,403	$ 4,307,138

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

STATEMENT OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	Year
	Ended	Ended
	12/31/2010	6/30/2010
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 31,081	$ 57,623
Net Realized Gain on Investments and Options	58,900	143,045
Unrealized Appreciation (Depreciation) on Investments and Options	111,658	(251,624)
Net Increase (Decrease) in Net Assets Resulting from Operations	201,639	(50,956)

Distributions to Shareholders:
Net Investment Income	(16,830)	(59,803)
Realized Gains	(217,665)	(73,857)
Total Distributions Paid to Shareholders	(234,495)	(133,660)

Capital Share Transactions (Note 5)	532,289	1,877,692

Total Increase in Net Assets	499,433	1,693,076

Net Assets:
Beginning of Period	3,323,578	1,630,502

End of Period (Including Undistributed Net Investment Income of ($14,251 and $0, respectively)	$ 3,823,011	$ 3,323,578

The accompanying notes are an integral part of these financial statements.

VALUE FUND – INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Period Ended
	12/31/2010	***

Net Asset Value, at Beginning of Period	$ 10.09

Income From Investment Operations:
Net Investment Income *	0.03
Net Gain on Securities (Realized and Unrealized)	0.21
Total from Investment Operations	0.24

Distributions:
Net Investment Income	(0.03)
Realized Gains	-
Total from Distributions	(0.03)

Net Asset Value, at End of Period	$ 10.30

Total Return **	2.35%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 10
Ratio of Expenses to Average Net Assets	1.24%	†
Ratio of Net Investment Loss to Average Net Assets	1.67%	†
Portfolio Turnover	24.97%

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** Period began on November 3, 2010.

† Annualized

The accompanying notes are an integral part of these financial statements.

VALUE FUND – CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Period Ended
	12/31/2010	***

Net Asset Value, at Beginning of Period	$ 9.32

Income From Investment Operations:
Net Investment Income *	0.01
Net Gain on Securities (Realized and Unrealized)	0.97
Total from Investment Operations	0.98

Distributions:
Net Investment Income	-	∞
Realized Gains	-
Total from Distributions	-

Net Asset Value, at End of Period	$ 10.30

Total Return **	10.56%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 233
Ratio of Expenses to Average Net Assets	2.20%	†
Ratio of Net Investment Loss to Average Net Assets	0.24%	†
Portfolio Turnover	24.97%

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** Period began on September 23, 2010.

† Annualized

∞ Amount calculated is less than $0.005

The accompanying notes are an integral part of these financial statements.

VALUE FUND – INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/ 2010		6/30/ 2010	6/30/ 2009	6/30/ 2008	6/30/ 2007	6/30/ 2006

Net Asset Value, at Beginning of Period	$ 8.40		$ 7.40	$ 10.42	$ 13.61	$ 11.36	$ 10.76

Income From Investment Operations:
Net Investment Income (Loss) *	0.01		(0.06)	(0.03)	(0.04)	(0.07)	(0.04)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.91		1.06	(2.16)	(1.74)	2.90	0.92
Total from Investment Operations	1.92		1.00	(2.19)	(1.78)	2.83	0.88

Distributions:
Net Investment Income	-		-	-	-	-	-
Realized Gains	-		-	(0.83)	(1.41)	(0.58)	(0.28)
Total from Distributions	-		-	(0.83)	(1.41)	(0.58)	(0.28)

Net Asset Value, at End of Period	$ 10.32		$ 8.40	$ 7.40	$ 10.42	$ 13.61	$ 11.36

Total Return **	22.86%		13.51%	(19.12)%	(14.31)%	25.41%	8.30%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 6,878		$4,307	$ 883	$ 968	$ 853	$ 499
Ratio of Expenses to Average Net Assets	1.49%	***	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Loss to Average Net Assets	0.22%	***	(0.68)%	(0.43)%	(0.35)%	(0.54)%	(0.35)%
Portfolio Turnover	24.97%		58.68%	47.11%	63.03%	72.06%	45.25%

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** Annualized

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months		Year	Period
	Ended		Ended	Ended *
	12/31/ 2010		6/30/ 2010	6/30/ 2009

Net Asset Value, at Beginning of Period	$ 8.53		$ 8.94	$ 10.00

Income From Investment Operations:
Net Investment Income **	0.08		0.20	0.26
Net Loss on Securities (Realized and Unrealized)	0.38		(0.11)	(1.15)
Total from Investment Operations	0.46		0.09	(0.89)

Distributions:
Net Investment Income	(0.04)		(0.20)	(0.17)
Realized Gains	(0.49)		(0.30)	-
Total from Distributions	(0.53)		(0.50)	(0.17)

Net Asset Value, at End of Period	$ 8.46		$ 8.53	$ 8.94

Total Return ***	5.81%	(a)	0.82%	(8.80)%	(a)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,823		$ 3,324	$ 1,631
Before Reimbursement:
Ratio of Expenses to Average Net Assets	4.54%	(b)	5.94%	16.14%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.07)%	(b)	(1.94)%	(11.24)%	(b)
After Reimbursement:
Ratio of Expenses to Average Net Assets	1.75%	(b)	1.75%	1.75%	(b)
Ratio of Net Investment Income to Average Net Assets	1.72%	(b)	2.25%	3.15%	(b)
Portfolio Turnover	264.34%		417.96%	195.12%

* For the Period August 1, 2008 (commencement of investment operations) through June 30, 2009.

** Per share net investment income has been determined on the basis of average shares outstanding during the period.

*** Assumes reinvestment of dividends.

(a) Not Annualized

(b) Annualized

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010 (UNAUDITED)

Note 1. Organization

Frank Funds (the “Trust”), is an open-end regulated investment company that was organized as an Ohio business trust on February 12, 2004. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series, each series representing a distinct fund with its own investment objective and policies.  At present, there are two series authorized by the Trust, the Frank Value Fund (the “Value Fund”) and the Leigh Baldwin Total Return Fund (the “Baldwin Fund”) ( each a “Fund” and collectively the “Funds”).  Frank Capital Partners LLC (“FCP” or “Frank Capital”) is the adviser to the Value Fund and Leigh Baldwin & Co., LLC (“LBC”) is the adviser to the Baldwin Fund.  The Value Fund’s investment objective is to provide long-term capital appreciation. The Value Fund’s principal investment strategy is value investing.  The Value Fund commenced operations on July 21, 2004.  The Baldwin Fund’s investment objective is to provide total return.  The Baldwin Fund seeks to achieve its investment objective by purchasing equity securities (including common stock, shares of other investment companies and exchange traded funds) and selling covered calls to generate income to the Baldwin Fund.  The Baldwin Fund also utilizes put options in conjunction with the covered calls to limit the risk of ownership of the underlying equity securities.  The Baldwin Fund commenced operations on August 1, 2008.

Note 2. Summary of Significant Accounting Policies

Codification: The FASB has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become nonauthoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010 (UNAUDITED)

GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010 (UNAUDITED)

In accordance with the Trust’s good faith pricing guidelines, the adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Financial Futures Contracts   The Funds may invest in financial futures contracts solely for the purpose of hedging their existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in market values or interest rates.  Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit).  Subsequent payments, known as “variation margin” are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the security.  The Funds recognize a gain or loss equal to the daily variation margin.  Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Option Writing - The Baldwin Fund may invest in put and call options.  When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Baldwin Fund on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010 (UNAUDITED)

If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund.  The Baldwin Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Share Valuation - The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m., Eastern time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Funds’ securities to materially affect the net asset value. The Funds are normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Redemption Fee - To discourage short-term trades by investors, the Funds will impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) if shares are redeemed within five business days of purchase. There were no redemption fees collected for the Funds’ for the six months ended December 31, 2010.

Security Transaction Timing - Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Funds use the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Income Taxes - The Funds intend to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their net investment income and any realized capital gains. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

In addition, GAAP requires management of the Funds to analyze all open tax years, fiscal years 2008-2010, as defined by IRS statue of limitations for all major industries, including federal tax authorities and certain tax authorities.  As of and during the six months ended December 31, 2010, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders - The Funds intend to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Subsequent Events – Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Note 3. Investment Management, Administration and Underwriting Agreements

Value Fund

The Trust has a Management Agreement with Frank Capital, with respect to the Value Fund. Under the terms of the Management Agreement, Frank Capital manages the investment portfolio of the Value Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, Frank Capital, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, and pays fees and expenses incurred by the Value Fund, including but not limited to, legal, auditing, accounting, and expenses of the custodian, along with equipment and executive personnel necessary for managing the assets of the Value Fund.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010 (UNAUDITED)

Frank Capital also pays the salaries and fees of all its officers and employees that serve as officers and trustees of the Trust.  Frank Capital pays all ordinary operating expenses of the Value Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), acquired fund fees and expenses, and extraordinary expenses. For its services and the payment of Value Fund ordinary operating expenses, Frank Capital receives an annual investment management fee of 1.49% of the average daily net assets of the Value Fund. For the six months ended December 31, 2010, Frank Capital earned fees of $32,235 from the Value Fund.  As of December 31, 2010, the Value Fund owed Frank Capital $5,958.

Baldwin Fund

The Trust has a Management Agreement with LBC with respect to the Baldwin Fund.  Under the terms of the Management Agreement, LBC manages the investment portfolio of the Baldwin Fund, subject to policies adopted by the Trust's Board of Trustees.  Under the terms of the Management Agreement LBC pays all of the expenses of the Baldwin Fund except administrative fees, 12b-1 fees, brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense of securities sold short) acquired fund fees and expenses and extraordinary expenses. As compensation for its management services, the Baldwin Fund is obligated to pay LBC a fee computed and accrued daily and paid monthly at an annual rate of 0.45% of the average daily net assets of the Baldwin Fund. For the six months ended December 31, 2010, LBC earned a fee of $8,111 from the Baldwin Fund.

LBC has contractually agreed to defer its fees and to reimburse expenses, exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses or extraordinary expenses such as litigation, at least until October 31, 2019,  so that the total annual operating expenses will not exceed 1.75%, subject to possible recoupment from the Baldwin Fund in future years on a rolling three year basis (within the three years after the fees have been deferred  or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010 (UNAUDITED)

LBC reimbursed the Baldwin Fund $50,304 for the six months ended December 31, 2010.  LBC owed the Fund $6,157 for reimbursement of expenses at December 31, 2010.  At June 30, 2010, the amount subject to future recoupment is as follows:

Fiscal Year Ended

Recoverable Through

    Amount

 June 30, 2009

   June 30, 2012

  $103,914

 June 30, 2010                           June 30, 2013                          $107,270

Note 4. Related Party Transactions

Brian J. Frank and Monique Weiss are the control persons of Frank Capital.  Brian Frank also serves as a trustee of the Trust, and both Mr. Frank and Ms. Weiss serve as officers of the Trust. Mr. Frank and Ms. Weiss receive benefits from Frank Capital resulting from management fees paid to Frank Capital by the Value Fund.

The Baldwin Fund pays LBC brokerage commissions for executing securities transactions, which are separate from, and in addition to, the fees paid by the Baldwin Fund to LBC for advisory services.  For the six months ended December 31, 2010, LBC was paid $24,781 in brokerage commissions.  Frank Capital receives administration fees from the Baldwin Fund of $5,000 per month.  Administrative fees paid to Frank Capital for the six months ended December 31, 2010, were $34,693. LBC acts as the distributor of the Baldwin Fund.

Note 5. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital as of December 31, 2010, was $6,643,434 and $4,060,688 for the Value Fund and the Baldwin Fund, respectively.  Transactions in capital were as follows:

Value Fund – Investor Class	July 1, 2010 through December 31, 2010		July 1, 2009 through June 30, 2010

	Shares	Amount	Shares	Amount
Shares sold	278,204	$ 2,654,563	490,129	$ 4,589,276
Shares reinvested	-	-	-	-
Shares redeemed	(124,680)	(1,149,423)	(96,948)	(884,449)
Net Increase	153,524	$ 1,505,140	393,181	$ 3,704,827
Value Fund – Class C	September 23, 2010 (commencement of operations) through December 31, 2010

	Shares		Amount
Shares sold	22,565		$ 224,000
Shares reinvested	7		69
Shares redeemed	-		-
Net Increase	22,572		$ 224,069

Value Fund – Institutional Class	November 3, 2010 (commencement of operations) through December 31, 2010

	Shares	Amount
Shares sold	991	$ 10,000
Shares reinvested	3	27
Shares redeemed	-	-
Net Increase	994	$ 10,027

Baldwin Fund	July 1, 2010 through December 31, 2010		July 1, 2009 through June 30, 2010

	Shares	Amount	Shares	Amount
Shares sold	50,856	$ 440,105	197,991	$ 1,794,458
Shares reinvested	23,730	200,182	12,902	115,261
Shares redeemed	(12,541)	(107,998)	(3,509)	(32,027)
Net Increase	62,045	$ 532,289	207,384	$ 1,877,692

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010 (UNAUDITED)

Note 6. Options

As of December 31, 2010, the Baldwin Fund had outstanding written call options valued at $79,970.

Transactions in written call options during the six months ended December 31, 2010 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at June 30, 2010	941	$ 51,635
Options written	6,082	300,614
Options exercised	(2,520)	(128,241)
Options expired	(2,741)	(124,064)
Options terminated in closing purchase transaction	(716)	(45,454)
Options outstanding at June 30, 2010	1,046	$ 54,490

As of December 31, 2010, the Baldwin Fund held put options valued at $112,059.

Transactions in put options purchased during the six months ended December 31, 2010 were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at June 30, 2010	835	$ 209,670
Options purchased	464	95,239
Options expired	(50)	(3,400)
Options terminated	(110)	(33,221)
Options outstanding at June 30, 2010	1,139	$ 268,288

The Funds adopted SFAS 161, “Disclosures about Derivative Instruments and Hedging Activities”, effective July 1, 2009.

The location on the statement of assets and liabilities of the Baldwin Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

  Liability

Derivatives

Call options written                             79,970

Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended December 31, 2010, by the Baldwin Fund are recorded in the following locations in the Statement of Operations:

            Realized

           Unrealized

 Location          Gain/(Loss)

Location              Gain/(Loss)

Call options         Realized Gain

      Change in Unrealized

  Written

         (Loss) on Options     $(53,772)

Appreciation/(Depreciation) $(242,932)

 Written

       on Options Written

The selling of written call options may tend to reduce the volatility of the Baldwin Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Baldwin Fund’s gain on the underlying securities.  Written call options expose the Baldwin Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

Note 7. Investment Transactions

For the six months ended December 31, 2010, purchases and sales of investment securities other than U.S. Government obligations and short-term investments for the Value Fund aggregated $3,012,530 and $1,286,297, respectively.

For the six months ended December 31, 2010, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and options for the Baldwin Fund aggregated $8,570,523 and $8,651,858, respectively.  Purchases and sales of options for the Baldwin Fund aggregated $271,955 and $327,376, respectively.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010 (UNAUDITED)

Note 8. Tax Matters

As of June 30, 2010, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each of the Funds were as follows:

Value Fund      Baldwin Fund

Undistributed capital gain

$            -0-        $   103,958

Capital loss carryforward expiring 6/30/2017+

$      43,309        $            -0-

       6/30/2018

        59,239                      -0-

$    102,548        $            -0-

Post-October capital loss deferrals realized between

    11/1/09 and 6/30/2010 *

$      34,508        $       2,355

Gross unrealized appreciation on investment securities

$    106,932         $   107,084

Gross unrealized depreciation on investment securities

$  (540,268)        $  (470,148)

Net unrealized depreciation on investment securities

$  (433,336)        $ (363,064)

Cost of investment securities, including Short Term

    investments **

$  4,788,122        $ 3,782,020

*These deferrals are considered incurred in the subsequent year.

** The difference between book and tax cost represents disallowed wash sales for tax purposes.

+ The capital loss carryforward will be used to offset any capital gains realized by the Value Fund in future years through the expiration date.  The Value Fund will not make distributions from capital gains while a capital loss carry forward remains.

On September 30, 2009, the Baldwin Fund declared a distribution of $0.0680 per share of net investment income. The distribution was paid on September 30, 2009 to shareholders of record on September 29, 2009.

On November 27, 2009, the Baldwin Fund declared a distribution of $0.2980 per share of short-term capital gain. The distribution was paid on November 27, 2009 to shareholders of record on November 26, 2009.

On December 21, 2009, the Baldwin Fund declared a distribution of $0.0358 per share of net investment income. The distribution was paid on December 21, 2009 to shareholders of record on December 18, 2009.

On March 24, 2010, the Baldwin Fund declared a distribution of $0.0500 per share of net investment income. The distribution was paid on March 24, 2010 to shareholders of record on March 23, 2010.

On June 30, 2010, the Baldwin Fund declared a distribution of $0.0470 per share of net investment income. The distribution was paid on June 30, 2010 to shareholders of record on June 29, 2010.

The tax character of the distributions paid were as follows:

	Value Fund	Baldwin Fund
Distributions paid from:
Ordinary income	$0	$133,660
	$0	$133,660

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 9. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended.  As of December 31, 2010, NFS, LLC owned approximately 93.81% of the Baldwin Fund, for the benefit of others, and may be deemed to control the Baldwin Fund.  As of December 31, 2010, Pershing, LLC owned approximately 50.02% of the Value Fund, for the benefit of others, and may be deemed to control the Value Fund.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010 (UNAUDITED)

Note 10. New Accounting Pronouncement.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”.  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU 2010-06 will have on the Funds’ financial statement disclosures.

FRANK FUNDS

EXPENSE ILLUSTRATION

DECEMBER 31, 2010 (UNAUDITED)

Expense Example

As a shareholder of the Value Fund or Baldwin Fund, you typically incur two types of costs: (1) transactions costs, including, deferred sales, charges (loads) and redemption fees; and (2) ongoing costs, including management fees and distribution and/or service (12b-1) fees.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

With respect to the Funds the Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of July 1, 2010 through December 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

FRANK FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2010 (UNAUDITED)

Value Fund - Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	July 1, 2010	December 31, 2010	July 1, 2010 to December 31, 2010

Actual	$1,000.00	$1,228.57	$8.37
Hypothetical (5% Annual Return before expenses)
	$1,000.00	$1,017.69	$7.58

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Value Fund - Class C
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	July 1, 2010	December 31, 2010	July 1, 2010 to December 31, 2010

Actual	$1,000.00	$1,105.60	$11.68
Hypothetical (5% Annual Return before expenses)
	$1,000.00	$1,014.12	$11.17

* Expenses are equal to the Fund's annualized expense ratio of 2.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Value Fund - Class C
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
September 23, 2010		December 31, 2010	September 23, 2010 to December 31, 2010

Actual	$1,000.00	$1,105.60	$6.35
Hypothetical (5% Annual Return before expenses)
	$1,000.00	$1,007.67	$6.05

* Expenses are equal to the Fund's annualized expense ratio of 2.20%, multiplied by the average account value over the period, multiplied by 100/365 (to reflect the one-half year period).

FRANK FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2010 (UNAUDITED)

Value Fund - Institutional Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	July 1, 2010	December 31, 2010	July 1, 2010 to December 31, 2010

Actual	$1,000.00	$1,023.52	$6.32
Hypothetical (5% Annual Return before expenses)
	$1,000.00	$1,018.95	$6.31

* Expenses are equal to the Fund's annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Value Fund - Institutional Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
November 3, 2010		December 31, 2010	November 3, 2010 to December 31, 2010

Actual	$1,000.00	$1,023.52	$2.03
Hypothetical (5% Annual Return before expenses)
	$1,000.00	$1,006.08	$2.01

* Expenses are equal to the Fund's annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 59/365 (to reflect the one-half year period).

Baldwin Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	July 1, 2010	December 31, 2010	July 1, 2010 to December 31, 2010

Actual	$1,000.00	$1,058.05	$9.08
Hypothetical (5% Annual Return before expenses)
	$1,000.00	$1,016.38	$8.89

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

FRANK FUNDS

BOARD OF TRUSTEES

DECEMBER 31, 2010 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Each Trustee has an indefinite term.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Matthew D.L. Deutsch, 312 E. 22nd St. #2B. New York, NY 10010 Age: 29	Trustee since June 2004.

CEO of Deutsch & Thomas, Inc., a seller of professional business plans, September 2005 to present; Investment Strategist and Director, M.D.L. Deutsch and Company, an investment management company, February 2003 to September 2005.

Jason W. Frey, 312 E. 22nd St. #2B. New York, NY 10010 Age: 32	Trustee since June 2004.

Software Developer, ManageIQ, Inc., a virtualization software company, October 2007 to present; Product Developer, Metavante Corporation (f.k.a. Prime Associates, Inc), a banking software development company, September 2002 to October 2007.

Hemanshu Patel 312 E. 22nd St. #2B. New York, NY 10010 Age: 26	Trustee since January 2010.	Associate , J. W. Childs Associates, private equity firm, November 2007 to present; Analyst, Citigroup Global Markets, July 2006 to November 2007; Student, Rutgers University, August 2002 to May 2006
Andrea Goncalves 312 E. 22nd St. #2B. New York, NY 10010 Age: 28	Trustee since January 2010.	Senior Accountant, Security Atlantic Mortgage / REMM, mortgage company, May 2006 to present; Financial Management Associate, Ernst & Young, May 2004 to May 2006

FRANK FUNDS

BOARD OF TRUSTEES (CONTINUED)

DECEMBER 31, 2010 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust. Each Trustee and Officer of the Trust has an indefinite term.

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Brian J. Frank[1] 312 E. 22nd St. #2B New York, NY 10010 Age: 29	President, Treasurer, Chief Compliance Officer, and Trustee	Indefinite/ Treasurer, Secretary and Chief Compliance Officer, June 2004 – present; President, September 2009 – present	Chief Financial Officer of Frank Capital Partners LLC since June 2003	2	None
Monique M. Weiss[1] 312 E. 22nd St. #2B. New York, NY 10010 Age: 41	Secretary	Indefinite/ September 2009 – present	Self-employed, Consultant to mutual fund industry, 2006 – present; Executive Director, Morgan Stanley Investment Management, 1998 – 2006.	2	None

1 Brian J. Frank is considered an “Interested” Trustee, as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.  Brian Frank and Monique Weiss are married.

Additional information regarding the Trustees and Officers is available in the Funds’ Statement of Additional Information.

FRANK FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2010 (UNAUDITED)

Each Fund’s Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 217-5426 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies during the most recent 12-month period ended June 30 are available without charge upon request by (1) calling (888) 217-5426 and (2) from the documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Each Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on September 30 and March 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling (888) 217-5426.

Board of Trustees

Brian J. Frank

Matthew D. L. Deutsch

Jason W. Frey

Andrea Goncalves

Hemanshu Patel

Investment Advisers

Frank Capital Partners, LLC

312 E. 22nd St. #2B

New York, NY 10010

Leigh Baldwin & Co., LLC

112 Albany Street, P.O. Box 660

Cazenovia, NY 13035

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Value Fund and the Baldwin Fund. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Brian J. Frank, President & Treasurer

     Brian J. Frank

     President & Treasurer

Date: March 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank, President & Treasurer

     Brian J. Frank

     President & Treasurer

Date March 9, 2011